COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash Flows from Operating Activities:
Net (loss) income	¥ (20,716)	$ 173,558	¥ 1,193,311	¥ 164,865
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	201	547	3,760	1,306
Share-based Compensation		88,340	607,381
Provision for loan principal, financial assets receivables and other receivables	108	26,495	182,170	49,859
Changes in operating assets and liabilities
Funds receivable from third party payment service providers	(7,722)	(1,473)	(10,143)	(124,757)
Accounts receivable and contract assets	(1,624)	(223,433)	(1,536,211)	(363,040)
Financial assets receivable	(5,160)	(141,310)	(971,571)	(264,962)
Prepaid expenses and other assets	(4,693)	(8,990)	(61,811)	(27,477)
Security deposit prepaid to third-party guarantee companies		(115,730)	(795,700)
Deferred tax assets	(7,924)	10,986	75,536	(67,612)
Amounts due (from) to related parties	(38,469)	(55,728)	(383,164)	(5,976)
Guarantee liabilities	5,768	159,731	1,098,232	295,174
Income tax payable		46,068	316,741	115,325
Other tax payable	100	19,366	133,149	31,229
Accrued expenses and other current liabilities	11,645	60,749	417,678	85,092
Deferred tax liabilities		2,292	15,758
Net cash (used in) provided by operating activities	(68,486)	41,468	285,116	(110,974)
Cash Flows from Investing Activities:
Purchase of property and equipment and intangible assets	(2,391)	(1,244)	(8,551)	(7,109)
Investment in loans receivable		(718,979)	(4,943,341)	(2,769,592)
Collection of investment in loans receivable		767,877	5,279,541	1,572,432
Net cash (used in) provided by investing activities	(2,391)	47,654	327,649	(1,204,269)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon IPO		47,595	327,236
Payment of IPO costs		(3,651)	(25,103)
Capital contributions from shareholder		30,543	210,000	590,000
Proceeds from series B convertible redeemable preferred shares		202,722	1,393,812
Loans from shareholder	77,050	72,722	500,000	810,500
Loans payment to shareholder		(180,358)	(1,240,050)	(147,500)
Cash received from investors of the consolidated trusts		87,266	600,000	1,012,499
Cash paid to investors of the consolidated trusts (RMB 780,000 was paid to related parties for the year ended December 31, 2018)		(190,308)	(1,308,465)
Net cash provided by financing activities	77,050	66,531	457,430	2,265,499
Effect of foreign exchange rate changes		(1,895)	(13,028)
Net increase in cash and cash equivalents	6,173	153,758	1,057,167	950,256
Cash, cash equivalents, and restricted cash, beginning of year		139,107	956,429	6,173
Cash, cash equivalents, and restricted cash, end of year	6,173	292,865	2,013,596	956,429
Supplemental disclosures of cash flow information:
Income taxes paid		(7,473)	(58,325)	(464)
Issuance of series A and series A+ convertible redeemable preferred shares as deemed dividend		450,547	3,097,733
Reconciliation to amounts on the combined and consolidated balance sheets:
Total cash, cash equivalents, and restricted cash	¥ 6,173	$ 139,107	¥ 956,429	¥ 6,173